Investments - Fair Value of Investments Held by the Master Trust and the Plan's interest (Details) - EBP 333 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Master Trust
EBP, Master Trust [Line Items]
Total investment	$ 2,265,561	$ 2,315,523
Plan's Interest
EBP, Master Trust [Line Items]
Total investment	1,129,584	1,012,619
NVR, Inc common stock | Master Trust
EBP, Master Trust [Line Items]
Total investment	1,256,922	1,463,267
NVR, Inc common stock | Plan's Interest
EBP, Master Trust [Line Items]
Total investment	219,834	252,978
Investments in registered investment companies | Master Trust
EBP, Master Trust [Line Items]
Total investment	309,745	252,895
Investments in registered investment companies | Plan's Interest
EBP, Master Trust [Line Items]
Total investment	271,135	212,852
Investments in common/collective trusts | Master Trust
EBP, Master Trust [Line Items]
Total investment	660,462	569,743
Investments in common/collective trusts | Plan's Interest
EBP, Master Trust [Line Items]
Total investment	609,328	525,749
Self-directed brokerage accounts | Master Trust
EBP, Master Trust [Line Items]
Total investment	38,321	29,501
Self-directed brokerage accounts | Plan's Interest
EBP, Master Trust [Line Items]
Total investment	29,202	20,951
Cash | Master Trust
EBP, Master Trust [Line Items]
Total investment	111	117
Cash | Plan's Interest
EBP, Master Trust [Line Items]
Total investment	$ 85	$ 89